ABSOLUTE CAPITAL OPPORTUNITIES FUND (the "Fund")

Supplement dated February 2, 2018 to the Prospectus dated August 1, 2017, as supplemented

1.	The section entitled "Fees and Expenses" beginning on page 1 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.40%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	2.11%
Other Expenses	1.41%
Dividend and Interest Expenses on Short Sales	0.70%
Total Annual Fund Operating Expenses	3.51%
Fee Waiver and/or Expense Reimbursement (1)	(1.06)%
Net Annual Fund Operating Expenses (2)	2.45%

(1)
Absolute Investment Advisers LLC ("Absolute") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.75%, through August 1, 2019 (the "Expense Cap"). Absolute may be reimbursed by the Fund for fees waived and expenses reimbursed by Absolute pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Fund to exceed the lesser of (i) the then‐current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived or reimbursed. The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply.

(2)
Expense information in the table has been restated to reflect current fees. Total Annual Fund Operating Expenses do not correlate to the ratio of gross expenses to average net assets given in the financial highlights due to a change in the expense cap for the Fund.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Expense Cap through the time period described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:
1 Year	3 Years	5 Years	10 Years
$248	$979	$1,731	$3,713

2.	The sub-section entitled "Subadvisers" in the section entitled "Management" on page 8 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Subadvisers. Kovitz Investment Group Partners, LLC is the Subadviser to the Fund.

3.	The following paragraph replaces the third paragraph in the section entitled "The Adviser and Subadvisers" on page 26 of the Prospectus:

Absolute receives an advisory fee at an annual rate equal to 1.40% of the Fund's average annual daily net assets. The actual advisory fee rate paid by the Fund to Absolute for the fiscal year ended March 31, 2017 was 0.51%. Absolute pays any sub‐advisory fees out of the fees it receives pursuant to the Investment Advisory Agreement. For the period April 1, 2016 through March 31, 2017, the aggregate amount paid by Absolute to its Subadvisers was 0.588%. In addition, Absolute has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.75%, through August 1, 2019 (the "Expense Cap"). The Fund has agreed to repay Absolute for any advisory fees forgone and any operating expenses that Absolute reimburses under the expense limitation agreement, if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Fund to exceed the lesser of (i) the then‐current expense cap, or (ii) the expense cap in place at the time the expenses were waived or reimbursed. The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees.

4.	The table in the section entitled "The Adviser and Subadvisers" beginning on page 26 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Subadviser	Investment Strategy
Kovitz Investment Group Partners, LLC 115 South LaSalle Street, 27th Floor Chicago, IL 60603	Fundamental Long/Short Equity

Kovitz Investment Group Partners, LLC commenced operations in 2003 as Kovitz Investment Group, LLC and provides investment advisory services for corporations, individuals, pension and profit sharing plans and other pooled investment vehicles.
Pursuant to an exemptive order from the U.S. Securities and Exchange Commission (the "SEC"), Absolute, subject to Board approval, is permitted to enter into a new or modified subadvisory agreements with existing or new Subadvisers for the Fund without approval of Fund shareholders ("Exemptive Relief"). Pursuant to the Exemptive Relief, the Fund is required to notify shareholders of the retention of a new Subadviser within 90 days of the hiring of the new Subadviser. In the future, Absolute may propose to appoint or replace one or more Subadvisers subject to Board approval and applicable shareholder notice requirements.

5.
The table entitled "Comparison of Expenses" in the section entitled "Information Regarding Dividend and Interest Expenses on Short Sales" on page 29 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Comparison of Expenses
Management Fees	1.40%
Distribution and/or Service (12b-1) Fees	None
Other Expenses
Other Expenses	1.41%
Dividend and Interest Expenses on Short Sales	0.70%
Total Other Expenses	2.11%
Total Annual Fund Operating Expenses with Dividend and Interest Expenses on Short Sales	3.51%
Less Dividend and Interest Expenses on Short Sales	0.70%
Total Annual Fund Operating Expenses without Dividend and Interest Expenses on Short Sales	2.81%
Fee Waiver and/or Expense Reimbursement	(1.06)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement without Dividend and Interest Expenses on Short Sales	1.75%

6.	The section entitled "St. James Related Historical Performance" beginning on page 33 of the Prospectus is hereby deleted in its entirety.

* * *

For more information, please contact a Fund customer service representative toll free at
 (888) 99-ABSOLUTE or (888) 992-2765.

PLEASE RETAIN FOR FUTURE REFERENCE.

ABSOLUTE CAPITAL OPPORTUNITIES FUND (the "Fund")

Supplement dated February 2, 2018 to the Statement of Additional Information ("SAI") dated
August 1, 2017, as supplemented

1.	In the "Key Defined Terms" section of the SAI, the definition of "Subadviser" is hereby deleted in its entirety and replaced with the following:

"Subadviser" means Kovitz Investment Group Partners, LLC, the Fund's subadviser.

2.
In the "Board of Trustees, Management and Service Providers" section of the SAI, in the subsection titled "F. Investment Adviser," the table titled "Ownership of Adviser and Subadvisers" is hereby deleted in its entirety and replaced with the following:

Adviser	Controlling Persons/Entities
Absolute Investment Advisers LLC	None
Subadvisers	Controlling Persons/Entities
Kovitz Investment Group Partners, LLC	Focus Financial Partners, LLC

3.	The following paragraph replaces the second paragraph in the section entitled "Fees" beginning on page 36 of the SAI:

The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.75%, through August 1, 2019 (the "Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expense After Fee Waiver and/or Expense Reimbursement of the Fund to exceed the lesser of (i) the then‐current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed.

* * *

For more information, please contact a Fund customer service representative toll free at
 (888) 99-ABSOLUTE or (888) 992-2765.

PLEASE RETAIN FOR FUTURE REFERENCE.